Leases - Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 5,864
2024	5,418
2025	4,760
2026	4,758
2027	4,473
Thereafter	21,729
Total undiscounted lease payments	47,002
Less: amounts representing interest	(12,611)
Lease liabilities (Note 21 - Leases)	$ 34,391	$ 31,364